SUPPLEMENT DATED AUGUST 10, 2010

TO PROSPECTUS DATED APRIL 30, 2010
FOR FUTURITY CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE
AND
TO PROSPECTUS DATED MAY 1, 2008
FOR SUN LIFE CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

The name of the advisor to the Rydex Funds is changed from PADCO Advisors II, Inc. to Rydex Advisors II, LLC.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Futurity Corp, Sun Corp VUL (Rydex) 8/2010